SCHEDULE OF IMPAIRMENT OF GOODWILL (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 10,050,277	$ 8,761,725	$ 8,045,263
Goodwill recognized in connection with acquisition	19,199,008	1,288,552	716,462
Goodwill, ending balance	$ 29,249,285	$ 10,050,277	$ 8,761,725